Income Taxes - Schedule of Components of Income Tax Provision (Details) - USD ($)	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes - Schedule Of Components Of Income Tax Provision Details
Current Federal												$ 0	$ 0
Current State												0	0
Total Current												0	0
Deferred Federal												0	0
Deferred State												0	0
Total Deferred												0	0
Total	$ 8,000,000	$ (148,000,000)	$ 2,000,000	$ (8,000,000)	$ 7,000,000	$ (13,000,000)	$ 235,000,000	$ 44,000,000	$ 31,000,000	$ 111,000,000	$ 1,000,000	$ 0	$ 0	$ (16,000,000)